Lease (Details - Lease information) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease
Operating lease ROU asset	$ 664,296	$ 760,409
Operating Lease liability - Short-term	117,840	123,026
Operating lease liability - Long-term	$ 555,687	$ 642,232
Remaining lease term	6 years 3 months
Discount rate	6.00%